Federal Home Loan Bank Advances (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Borrowed amount for ESOP purchase	$ 103,600,000	$ 80,500,000
Federal Home Loan Bank Advances (Textual) [Abstract]
Authorized to borrow from Federal Home Loan Bank	85,900,000	87,000,000
Bank's indebtedness to the FHLB	84,919,000	86,777,000
LIBOR Adjustable interest rate, reset period	3-Month LIBOR
U.S. Federal Agency [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Borrowed amount for ESOP purchase	$ 35,100,000	$ 51,000,000